PARENT-ONLY FINANCIALS	12 Months Ended
Mar. 31, 2022
PARENT-ONLY FINANCIALS
PARENT-ONLY FINANCIALS

21.   PARENT-ONLY FINANCIALS

SENMIAO TECHNOLOGY LIMITED

CONDENSED BALANCE SHEETS

	March 31,	March 31,
	2022	2021
ASSETS
Current Assets
Cash and cash equivalents	$116,613	$1,609,778
Due from subsidiaries	12,587,739	8,170,057
Prepayments, other receivables and other assets, net	135,252	136,901
Total Current Assets	12,839,604	9,916,736

Other Assets
Intangible assets	600,000	675,000
Total Assets	$13,439,604	$10,591,736

LIABILITIES AND EQUITY
Current Liabilities
Accrued expenses and other liabilities	$—	$—
Derivative liabilities	2,215,204	1,278,926
Total Current Liabilities	2,215,204	1,278,926

Other Liabilities
Excess of investments in subsidiaries	2,310,937	3,456,097
Total Liabilities	4,526,141	4,735,023

Commitments and Contingencies
Mezzanine Equity (redeemable)
Series A convertible preferred stock (par value $0.0001 per share, 5,000 shares authorized; 5,000 shares issued and outstanding at December 31, 2021), net of issuance costs of $118,344	820,799	—

Stockholders’ Equity
Common stock (par value $0.0001 per share, 10,000,000 shares authorized; 6,186,783 and 4,978,073 shares issued and outstanding at March 31, 2022 and 2021, respectively)*	630	498
Additional paid-in capital	42,803,033	40,759,807
Accumulated deficit	(34,601,545)	(34,064,921)
Accumulated other comprehensive loss	(109,454)	(838,671)
Total Senmiao Technology Limited Stockholders’ Equity	8,092,664	5,856,713
Total Liabilities, Mezzanine Equity and Equity	$13,439,604	10,591,736

*Giving retroactive effect to the 1-for-10 reverse stock split effected on April 6, 2022

SENMIAO TECHNOLOGY LIMITED

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	For the Years Ended March 31,
	2022	2021
General and administrative expenses	$(2,339,378)	$(2,070,303)
Other Income, net	16,189	582
Change in fair value of derivative liabilities	6,951,482	(1,710,415)
Issuance costs for issuing series A convertible preferred stock	(821,892)	—
Equity of losses in subsidiaries	(4,343,025)	(6,579,922)
Net loss	(536,624)	(10,360,058)
Foreign currency translation adjustment	80,321	(331,193)
Comprehensive loss attributable to stockholders	$(456,303)	$(10,691,251)

SENMIAO TECHNOLOGY LIMITED

CONDENSED STATEMENTS OF CASH FLOWS

	For the Years Ended March 31,
	2022	2021
Cash Flows from Operating Activities:
Net loss	$(536,624)	$(10,360,058)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity of loss of subsidiaries	4,343,025	6,579,922
Amortization of intangible asset	75,000	75,000
Issuance cost incurred for issuing series A convertible preferred stock	821,892	—
Stock compensation expense	653,000	445,000
Change in fair value of derivative liabilities	(6,951,482)	1,710,415
Prepayments, receivables and other assets	1,651	(44,526)
Accrued expenses and other liabilities	175,008	(65,495)
Net Cash Used in Operating Activities	(1,418,530)	(1,659,742)

Cash Flows from Investing Activities:
Working capital contribution for subsidiaries	(5,749,950)	(3,600,000)
Net Cash Used in Investing Activities	(5,749,950)	(3,600,000)

Cash Flows from Financing Activities:
Net proceeds from issuance of common stock and warrants in a registered direct public offering	5,771,053	5,743,905
Net proceeds from issuance of common stock in an underwritten public offering	—	5,261,297
Net proceeds from issuance of common stock upon warrants exercised	22,015	683,046
Net proceeds from exercise of underwriters’ over-allotment option	—	837,000
Net proceeds from issuance of series A convertible preferred stock and warrants in a private placement offering	4,369,937	—
Borrowings to subsidiaries	(4,487,690)	(5,658,318)
Net Cash Provided by Financing Activities	5,675,315	6,866,930

Net increase (decrease) in cash and cash equivalents	(1,493,165)	1,607,188
Cash and cash equivalents, beginning of year	1,609,778	2,590
Cash and cash equivalents, end of year	$116,613	$1,609,778

Supplemental Cash Flow Information
Cash paid for interest expense	$—	$—
Cash paid for income tax	$—	$—

Non-cash Transaction in Investing and Financing Activities
Prepayments in exchange of intangible assets	$—	$—
Allocation of fair value of derivative liabilities for issuance of common stock proceeds	$7,932,341	$997,193
Allocation of fair value of derivative liabilities to additional paid in capital upon warrants exercised	$45,674	$1,771,213
Issuance of restricted stock units from accrued expenses and other liabilities	$—	$—

a)   Basis of presentation

The condensed financial information of Senmiao Technology Limited, has been prepared using the same accounting policies as set out in the consolidated financial statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted by reference to the consolidated financial statements.

b)   Investments in subsidiaries and equity of loss in subsidiaries

The investments in subsidiaries consist of investments in Senmiao Consulting, Hunan Ruixi and Yicheng. The equity losses in subsidiaries consist of equity loss in Senmiao Consulting, Hunan Ruixi and Yicheng.

c)   Stockholders’ equity

Restricted Stock Units

On October 29, 2020, the Board approved the issuance of an aggregate of 127,273 restricted stock units (“RSUs”) to directors, officers and certain employees as stock compensation for their services for the twelve months ended March 31, 2022. Total RSUs granted to these directors, officers and employees were valued at an aggregate fair value of $140,000. These RSUs will vest in four equal quarterly installments on January 29, 2021, April 29, 2021, July 29, 2021 and October 29, 2021 or in full upon the occurrence of a change in control of the Company, provided that the director, officer or the employee remains in service through the applicable vesting date. The RSUs will be settled by the Company’s issuance of shares of common stock in certificated or uncertificated form upon the earlier of (i) vesting date, (ii) a change in control and (ii) termination of the services of the director, officer or employee due to a “separation of service” within the meaning of Section 409A of the Internal Revenue Code of 1986, as amended, or the death or disability of such director, officer or employee. As of the filing date of these consolidated financial statements, all installment of RSUs with an aggregate of 12,727 (127,273 pre reverse split) was vested and 9,545 (95,457 pre reverse split)was settled by the Company. The Company expects to settle the remaining vested RSUs by issuance of shares of common stock within 2022 and account for the vested RSUs as an addition to both expenses and additional paid-in capital.

2019 Registered Direct Offering

On April 15, 2019, the SEC declared effective the Company’s Registration Statement on Form S-3, pursuant to which, along with the accompanying prospectus, the Company registered up to $80,000,000 in aggregate principal amount of its common stock, preferred stock, debt securities, warrants, rights and/or units. On June 21, 2019, the Company closed a registered direct offering of an aggregate of 178,136 (1,781,360 pre reverse split) shares of its common stock, and in connection therewith, issued to the investors (i) for no additional consideration, Series A warrants to purchase up to an aggregate of 133,602 (1,336,021 pre reverse split) shares of common stock and (iii) for nominal additional consideration, Series B warrants to purchase up to a maximum aggregate of 111,632 (1,116,320 pre reverse split) shares of common stock. The Company sold the shares of common stock at a price of $33.8 ($3.38 pre reverse split) per share (the “Share Purchase Price”). The Company received gross proceeds from the offering of approximately $6.0 million, and net proceeds from the offering of approximately $5.1 million after deducting estimated offering expenses payable by the Company.

The Series A warrants are exercisable immediately upon issuance at an exercise price of $37.2 ($3.72 pre reverse split) per share and will expire on the fourth (4th) anniversary of the original issue date. In the event that on December 20, 2019, the exercise price is greater than the Six Month Adjustment Price as defined below, on the trading day immediately following December 20, 2019 (the “Six Month Measuring Date”), the exercise price shall automatically adjust to the Six Month Adjustment Price (as adjusted for stock splits, stock dividends, stock combinations, recapitalizations and similar events). Six Month Adjustment Price means the greater of (x) $15.0 ($1.50 pre reverse split) (as adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction) and (y) 100% of the quotient of (I) the sum of the five lowest VWAPs of the common stock during the ten consecutive trading day period ending and including the Six Month Measuring Date, divided by (II) five. All such determinations to be appropriately adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction during such period. The exercise price of the Series A warrant was adjusted pursuant to this formula from $37.2 ($3.72 pre reverse split) to $15.00 ($1.50 pre reverse split) per share on December 20, 2019. The Company used the adjusted exercise price to value its derivative liability on its December 31, 2019 financial statements and reporting periods onwards with changes in fair value of warrant liabilities from period to period are recorded in the consolidated statements of operations and comprehensive loss under the caption “Change in fair value of derivative liabilities”. The exercise price of the Series A warrant was further adjusted to $5.0 ($0.50 pre reverse split) per share on August 7, 2020 as a result of the Company’s issuance of shares of common stock in its underwritten public offering in August 2020, which has been recorded in the financial statements in the year ended March 31, 2021. In addition, the exercise price of the placement agent warrants from the June 2019 registered direct offering was voluntarily adjusted by the Company from $37.2 ($3.72 pre reverse split) to $5.0 ($0.50 pre reverse split) per share on August 18, 2020.

The Series B warrants are pre-funded warrants and were issued as a true-up with respect to the shares of common stock. The maximum aggregate number of shares of common stock issuable upon exercise of the Series B warrants is 111,632 (1,116,320 pre reverse split). Initially, the Series B warrants shall not be exercisable for any shares of common stock. In the event that on the fiftieth (50th) day after the closing date (the “Adjustment Measuring Time”), the closing price of the common stock is less than the Share

Purchase Price, then the number of shares of common stock issuable upon exercise of the Series B warrants shall be adjusted (upward or downward, as applicable) to the greater of (i) zero (0) and (ii) such aggregate number of shares of common stock equal to fifty percent (50%) of the difference of (A) the quotient of (x) the Share Purchase Price divided by (y) the Market Price (as defined in Purchase Agreement) as of the Adjustment Measuring Time, less (B) the aggregate number of shares of common stock issued to the investors at the closing (as adjusted for share splits, share dividends, share combinations, recapitalizations and similar events). The exercise price of the Series B warrant was adjusted from $37.2 ($3.72 pre reverse split) to $0.001 ($0.0001 pre reverse split) per share on August 12, 2019. The Company used the adjusted exercise price to value its derivative liability on its September 30, 2019 financial statements and reporting period onwards with changes in fair value of warrant liabilities from period to period are recorded in the consolidated statements of operations and comprehensive loss under the caption “Change in fair value of derivative liabilities. As of March 31, 2021, the Company has issued an aggregate of 111,319 (1,113,188 pre reverse split) shares of common stock to certain investors in the June 2019 offering upon exercise of the pre-funded Series B warrants for a total consideration of $111.

Underwritten Public Offering and Exercise of the Over-Allotment Option

On August 4, 2020, the Company entered into an underwriting agreement with The Benchmark Company, LLC and Axiom Capital Management, Inc., as representatives of the Underwriters, relating to an underwritten public offering of 1,200,000 (12,000,000 pre reverse split) shares of the Company’s common stock at the Offering Price. Pursuant to the terms of the Underwriting Agreement, the Company granted the Underwriters a 45-day option to purchase up to an additional 180,000 (1,800,000 pre reverse split)shares of common stock to cover over-allotments, if any, at the Offering Price less the underwriting discounts and commissions. An underwriting discount of 7% was applied to the Offering Price, except for shares of common stock purchased by certain existing investors of the Company (the “Excluded Investors”), an underwriting discount of 6% was applied. On August 6, 2020, the Company completed the underwritten offering. The net proceeds to the Company from this offering, after deducting the underwriting discounts and commissions and other estimated offering expenses payable by the Company, were approximately $5.3 million.

On August 13, 2020, the Underwriters exercised their over-allotment option to purchase an additional 180,000 (1,800,000 pre reverse split) shares of common stock at $5.0 ($0.50 pre reverse split) per share. This transaction was completed on August 13, 2020. Net proceeds from the exercise of the underwriters’ over-allotment option were approximately $0.8 million net of underwriting discounts and commissions and offering expenses.

In connection with the underwritten offering, the Company issued the Underwriters or their permitted designees, on a private placement basis, the Underwriters’ Warrants to purchase up to 56,800 (568,000 pre reverse split) shares of common stock. These warrants are valid for a period of five years and exercisable commencing six months from August 4, 2020 at a price per share equal to 125% of the Offering Price and are exercisable on a “cashless” basis.

February 2021 Registered Direct Offering

On February 8, 2021, the Company entered into a placement agency agreement with FT Global Capital, Inc., to act as exclusive placement agent in connection with the registered direct public offering. Pursuant to the terms of the placement agency agreement, the Company agreed to pay the Placement Agent a cash fee equal to 7.5% of the gross proceeds raised in the Offering, and to reimburse the Placement Agent for certain expenses, including legal fees and expenses, up to $60,000 in the aggregate. The Placement Agent is also entitled to additional tail compensation for any financings consummated within the 12-month period following the termination of the Placement Agent Agreement to the extent that such financing is provided to the Company by investors that the Placement Agent had introduced to the Company. On February 10, 2021, the Company completed the registered direct offering. The net proceeds to the Company from this offering, after deducting the underwriting discounts and commissions and other estimated offering expenses payable by the Company, were approximately $5.7 million.

In connection with the offering, the Company issued the placement agent warrants to purchase up to 38,044 (380,435 pre reverse split) shares of its common stock. These warrants are exercisable for a period of five years commencing 180 days from February 8, 2020 at a price of $13.8 ($1.38 pre reverse split) per share and are exercisable on a “cashless” basis. In addition, the company issued The Benchmark Company, LLC and Axiom Capital Management, Inc. ss from the offering and warrants to purchase up to 15,218 (152,174 pre reverse split) shares of its common stock, in consideration for the termination of the ROFR. These warrants are exercisable for a period of five years from February 8, 2020 at a price of $17.25 ($1.725 pre reverse split) per share.

May 2021 Registered Direct Offering

On May 11, 2021, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain purchasers (the “Investors”) pursuant to which the Company will sell to the Investors, in a registered direct offering, an aggregate of 553,192 (5,531,916 pre reverse split) units (the “Units”), each consisting of 0.1 (one pre reverse split) share (the “Shares”) of the Company’s common stock, par value $0.0001 per share (“Common Stock”) and a warrant to purchase 0.1 (one pre reverse split) share of the Company’s Common Stock (the “Warrants”), at a purchase price of $1.175 per unit, for aggregate gross proceeds to the Company of $6,500,000, before deducting fees to the placement agent and other estimated offering expenses payable by the Company. On May 13, 2021, the Company completed the registered direct offering. The net proceeds to the Company from this offering, after deducting the underwriting discounts and commissions and other estimated offering expenses payable by the Company, were approximately $5.8 million.

The Warrants have a term of five years and are exercisable by the holders at any time after the date of issuance at an exercise price of $10.5 ($1.05 pre reverse split) per share. The exercise price and the number of shares issuable upon exercise of the Warrants are subject to an adjustment upon the occurrence of certain events, including, but not limited to, stock splits or dividends, business combinations, sale of assets, similar recapitalization transactions, or other similar transactions. The exercise price of the Warrants is also subject to an adjustment in the event that the Company issues or is deemed to issue shares of Common Stock for less than the applicable exercise price of such Warrants. However, the exercise price of the Warrants shall not be lower than $10.5 ($1.05 pre reverse split) as a result of an adjustment, unless the Company has obtained the stockholder approval. The exercisability of the Warrants may be limited if, upon exercise, the holder or any of its affiliates would beneficially own more than 4.99%.

FT Global Capital, Inc. (“FT Global Capital”) acted as the exclusive placement agent in connection with this offering pursuant to the terms of a placement agency agreement, dated May 11, 2021, between the Company and FT Global Capital (the “Placement Agent Agreement”). Pursuant to the Placement Agent Agreement, the Company agreed to pay FT Global Capital a cash fee equal to seven point five percent (7.5%) of the aggregate proceeds received by the Company from the sale of its securities to the investors introduced to the Company by FT Global Capital. FT Global Capital is also entitled to additional tail compensation for any financings consummated within the 12-month period following the termination of the Placement Agent Agreement to the extent that such financing is provided to the Company by investors that FT Global Capita had introduced to the Company. In addition to the cash fees, the Company agreed to issue to the Placement Agent warrants to purchase an aggregate of up to seven point five percent (7.5%) of the aggregate number of shares of our Common Stock sold in the offering (the “Placement Agent Warrants”). The Placement Agent Warrants shall generally be on the same terms and conditions as the Warrants, exercisable at a price of $10.5 ($1.05 pre reverse split) per share, provided that Placement Agent Warrants will not provide for certain anti-dilution protections included in the Warrants.

In connection with the offering, the Company issued the investors warrants and placement agent warrants to purchase up to 553,192 (5,531,916 pre reverse split) and 41,490 (414,894 pre reverse split) shares of its common stock, respectively. These warrants are exercisable at any time on or after the issuance date and expire on the fifth-year anniversary of their issuance.

November 2021 Private Placement

On November 8, 2021, the Company, entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain institutional investors (the “Investors”) pursuant to which the Company will sell to the Investors, in a private placement (the “Private Placement”), an aggregate of $5,000,000 worth of securities of the Company, consisting of up to 5,000 shares (the “Preferred Shares”) of Series A Convertible Preferred Stock, par value $0.0001 per share (the “Series A Preferred Stock”) and warrants (the “Investor Warrants”) to initially acquire up to an aggregate number of shares of common stock of the Company, par value $0.0001 per share (the “Common Stock”) that equals to the number of shares of Common Stock to be issued upon conversion of the Preferred Shares at $0.68 per share (the “Initial Conversion Price”) (as exercised, collectively, the “Warrant Shares”). The purchase price for the Preferred Shares shall be $1,000 per each Preferred Share (and related Investor Warrant). On November 10, 2021, the Company completed the Private Placement. The net proceeds to the Company from this offering, after deducting the placement agent commissions and other estimated offering expenses payable by the Company, were approximately $4.4 million. The Series A Convertible Preferred Stock is included in mezzanine equity on the consolidated balance sheets, because it is redeemable by the holders upon events of change of control which are not within the Company’s control. A discount to the redemption amount of a contingently redeemable preferred share should be amortized only once it is probable the share will become redeemable. The Company determined that the redemption is uncertain as the cash redemption feature upon change of control is at the option of the holder, and the redemption date upon the change of control is uncertain.

Pursuant to the certificate of designations for the Series A Preferred Stock (the “COD”), at any time after the initial issuance date, each holder shall be entitled to convert any portion of the outstanding Preferred Shares held by such holder into shares of Common Stock (the “Conversion Shares”) at Initial Conversion Price, which shall be adjusted to the greater of $0.41 per share or 85% of the closing bid price of the Company’s Common Stock reported on the NASDAQ Capital Market on the Applicable Date, which is the earlier of the first date on which the registration statement covering the resale of the Conversion Shares and Warrant Shares is declared effective by the SEC or the first date on which all such shares are eligible to be resold by the Investors pursuant to Rule 144 or Rule 144A promulgated under the Securities Act.

The Investor Warrants have a term of five years and are exercisable by the holders at any time after six months and one day of the date of issuance at an exercise price of $8.2 ($0.82 pre reverse split) per share. The exercise price and the number of shares issuable upon exercise of the Investor Warrants are subject to an adjustment upon the occurrence of certain events, including, but not limited to, stock splits or dividends, business combinations, sale of assets, similar recapitalization transactions, or other similar transactions. The exercise price of the Investor Warrants are also subject to an adjustment in the event that the Company issues or is deemed to issue shares of Common Stock for less than the applicable exercise price of such Investor Warrants. However, the exercise price of the Investor Warrants shall not be lower than $7.1 ($0.7125 pre reverse split) as a result of an adjustment, unless the Company has obtained the stockholder approval. The exercisability of the Investor Warrants may be limited if, upon exercise, the holder or any of its affiliates would beneficially own more than 4.99% or 9.99% as the Investor chooses.

FT Global Capital acted as the exclusive placement agent in connection with this Private Placement pursuant to the terms of a placement agency agreement, dated November 7, 2021, between the Company and FT Global Capital (the “Placement Agent Agreement”). Pursuant to the Placement Agent Agreement, the Company agreed to pay FT Global Capital a cash fee equal to 7.5% of the aggregate proceeds received by the Company from the sale of its securities to the Investors. FT Global Capital is also entitled to additional tail compensation for any financings consummated within the 12-month period following the termination of the Placement Agent Agreement to the extent that such financing is provided to the Company by investors that FT Global Capital had introduced to the Company. In addition to the cash fees, the Company agreed to issue to the Placement Agent warrants to purchase an aggregate of up to 7.5% of the aggregate number of the Conversion Shares (the “Placement Agent Warrants”). The Placement Agent Warrants shall generally be on the same terms and conditions as the Investor Warrants, exercisable at a price of $6.8 ($0.68 pre reverse split) per share, provided that Placement Agent Warrants will not provide for certain anti-dilution protections included in the Investor Warrants.

In connection with the Private Placement, the Company issued warrants to the Investors to purchase up to an aggregate number of shares of common stock that equals to the number of shares of common stock to be issued upon conversion of the Series A Preferred Stock at the Initial Conversion Price. Meanwhile, the Company paid the placement agent cash commission of approximately $375,000 and issued to it warrants to purchase up to 55,148 (551,471 pre reverse split) shares of common stock at an exercise price of $6.8 ($0.68 pre reverse split) per share, which warrants will be exercisable at any time on or after the date of six months from the issuance date and expire on the fifth-year anniversary of their issuance.

Share Swap in purchase of XXTX’s remaining minority interest

In October 2021, the Company, Senmiao Consulting, XXTX and its shareholders entered into a Share Swap Agreement, pursuant to which the Company, through Senmiao Consulting, shall purchase all of the equity shares of XXTX held by its shareholders by issuing a total of 533,167 (5,331,667 pre reverse split) shares of the Company’s common stock to XXTX’s Shareholders. Upon closing, the Company, through Senmiao Consulting, shall own 100% of the equity interests in XXTX.

Common stock issued for consulting services

On October 22, 2021, the Company entered into a consulting agreement (the “Consulting Agreement”) with Jolly Good River Group Limited. (the “Consultant”), pursuant to which the Company engaged the Consultant to provide certain market research and business development advisory services for a period of twelve months. As compensation for the services, the Company agreed to issue the Consultant an aggregate of 100,000 (1,000,000 pre reverse split) shares of the Common Stock, par value $0.0001, payable within ten working days from the signing of the Consulting Agreement. As of November 9, 2021, the issuance of 100,000 (1,000,000 pre reverse split) shares of the Company’s common stock has been completed and the Company recorded the consulting fee of $653,000 pursuant to the fair value on November 3, 2021, the grant date.

1-for-10 shares reverse split on common stock

The Company considered the above transactions after giving a retroactive effect to a 1-for-10 reverse stock split of its common stock which became effective on April 6, 2022. The Company believed it is appropriate to reflect the above transactions on a retroactive basis similar to those after a stock split or dividend pursuant to ASC 260. All shares and per share amounts used herein and in the accompanying consolidated financial statements have been retroactively stated to reflect the effect of the reverse stock split. Upon execution of the 1-for-10 reverse stock split, the Company recognized additional 8,402 shares of common stock due to round up issue.